Goodwill and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Classification of amortization recognized as expense
Amortization expense in continuing operations	$ 1,956	$ 834	$ 622
Amortization expense in discontinued operations	23	21	9
Operations expense	138	111	129
Interest expense	2,478	615	403
Total expense from the amortization of definite-lived intangible assets	$ 4,595	$ 1,581	$ 1,163